SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less: Accumulated Depreciation	$ (132,920)	$ (141,743)	$ (113,669)
Total Property and Equipment, net	100,543	89,247	117,321
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	41,805	41,805	41,805
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	101,656	96,536	96,536
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	7,260	7,260	7,260
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, gross	$ 82,742	$ 85,389	$ 85,389